Leases - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Lessee Lease Description [Line Items]
Lease weighted average remaining lease term	6 years 10 months 24 days
Lease asset impairment charge	$ 2,680
Selling, General and Administrative Expenses
Lessee Lease Description [Line Items]
Lease asset impairment charge	$ 2,680
Minimum
Lessee Lease Description [Line Items]
Leases, remaining lease term	0 years
Maximum
Lessee Lease Description [Line Items]
Leases, remaining lease term	10 years